Taxes - Schedule of Movement of the Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Movement of the Valuation Allowance [Abstract]
Beginning balance	$ 378,620	$ 15,688
Current year (reduction) addition	(225,659)	353,156
Exchange difference	(8,772)	9,776
Ending balance	$ 144,189	$ 378,620